Other disclosures - Schedule of forborne loans (Details) - Credit risk - Forborne loan portfolio € in Millions	Jun. 30, 2023 EUR (€) contract	Dec. 31, 2022 EUR (€) contract
Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	6,098,282	6,199,278
With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	574,719	553,051
Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 9,258	€ 9,715
Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 5,620	€ 5,422
Credit entities | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0
Credit entities | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0
Credit entities | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0
Credit entities | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0
Public sector | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	10,578	6,679
Public sector | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	36	31
Public sector | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2	€ 2
Public sector | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Other financial institutions and: individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,197	1,210
Other financial institutions and: individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,034	785
Other financial institutions and: individual shareholder | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 72	€ 88
Other financial institutions and: individual shareholder | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 129	€ 86
Non financial institutions and individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	304,058	312,934
Non financial institutions and individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	60,027	60,003
Non financial institutions and individual shareholder | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 4,377	€ 4,790
Non financial institutions and individual shareholder | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,750	€ 1,834
Of which: Financing for constructions and property development | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	16,476	15,578
Of which: Financing for constructions and property development | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	2,111	1,890
Of which: Financing for constructions and property development | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 421	€ 423
Of which: Financing for constructions and property development | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 37	€ 48
Other warehouses | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	5,782,449	5,878,455
Other warehouses | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	513,622	492,232
Other warehouses | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 4,807	€ 4,835
Other warehouses | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,741	3,502
Gross carrying amount | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	15,959	15,916
Gross carrying amount | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	17,593	18,257
Gross carrying amount | Credit entities | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0
Gross carrying amount | Credit entities | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0
Gross carrying amount | Public sector | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	364	227
Gross carrying amount | Public sector | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	5	7
Gross carrying amount | Other financial institutions and: individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	168	321
Gross carrying amount | Other financial institutions and: individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	347	339
Gross carrying amount | Non financial institutions and individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	8,550	9,578
Gross carrying amount | Non financial institutions and individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	7,652	8,419
Gross carrying amount | Of which: Financing for constructions and property development | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	138	125
Gross carrying amount | Of which: Financing for constructions and property development | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	528	570
Gross carrying amount | Other warehouses | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	6,877	5,790
Gross carrying amount | Other warehouses | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	9,589	9,492
Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	8,218	8,266
Accumulated impairment | Credit entities
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0
Accumulated impairment | Public sector
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	3	6
Accumulated impairment | Other financial institutions and: individual shareholder
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	74	61
Accumulated impairment | Non financial institutions and individual shareholder
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	3,504	3,912
Accumulated impairment | Of which: Financing for constructions and property development
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	169	208
Accumulated impairment | Other warehouses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,637	€ 4,287
Credit impaired | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	3,259,569	3,910,360
Credit impaired | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	308,086	286,863
Credit impaired | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 4,277	€ 4,682
Credit impaired | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2,714	€ 1,802
Credit impaired | Credit entities | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0
Credit impaired | Credit entities | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0
Credit impaired | Credit entities | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0
Credit impaired | Credit entities | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0
Credit impaired | Public sector | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	9	7
Credit impaired | Public sector | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	9	13
Credit impaired | Public sector | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 2
Credit impaired | Public sector | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Credit impaired | Other financial institutions and: individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	622	641
Credit impaired | Other financial institutions and: individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	660	620
Credit impaired | Other financial institutions and: individual shareholder | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 19	€ 22
Credit impaired | Other financial institutions and: individual shareholder | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 48	€ 6
Credit impaired | Non financial institutions and individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	160,329	174,300
Credit impaired | Non financial institutions and individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	39,771	39,479
Credit impaired | Non financial institutions and individual shareholder | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2,371	€ 2,741
Credit impaired | Non financial institutions and individual shareholder | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 861	€ 886
Credit impaired | Of which: Financing for constructions and property development | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	9,867	10,325
Credit impaired | Of which: Financing for constructions and property development | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,281	1,255
Credit impaired | Of which: Financing for constructions and property development | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 194	€ 213
Credit impaired | Of which: Financing for constructions and property development | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 15	€ 33
Credit impaired | Other warehouses | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	3,098,609	3,735,412
Credit impaired | Other warehouses | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	267,646	246,751
Credit impaired | Other warehouses | Mortgage guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,887	€ 1,917
Credit impaired | Other warehouses | Other guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,805	910
Credit impaired | Gross carrying amount | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	6,142	6,100
Credit impaired | Gross carrying amount | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	8,910	9,085
Credit impaired | Gross carrying amount | Credit entities | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0
Credit impaired | Gross carrying amount | Credit entities | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0
Credit impaired | Gross carrying amount | Public sector | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	3	2
Credit impaired | Gross carrying amount | Public sector | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0	5
Credit impaired | Gross carrying amount | Other financial institutions and: individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	69	9
Credit impaired | Gross carrying amount | Other financial institutions and: individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	158	135
Credit impaired | Gross carrying amount | Non financial institutions and individual shareholder | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	3,050	3,178
Credit impaired | Gross carrying amount | Non financial institutions and individual shareholder | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	4,260	4,890
Credit impaired | Gross carrying amount | Of which: Financing for constructions and property development | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	88	78
Credit impaired | Gross carrying amount | Of which: Financing for constructions and property development | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	260	335
Credit impaired | Gross carrying amount | Other warehouses | Without real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	3,020	2,911
Credit impaired | Gross carrying amount | Other warehouses | With real guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	4,492	4,055
Credit impaired | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	6,512	6,621
Credit impaired | Accumulated impairment | Credit entities
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	0
Credit impaired | Accumulated impairment | Public sector
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	3	5
Credit impaired | Accumulated impairment | Other financial institutions and: individual shareholder
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	58	55
Credit impaired | Accumulated impairment | Non financial institutions and individual shareholder
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	3,010	3,439
Credit impaired | Accumulated impairment | Of which: Financing for constructions and property development
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	145	188
Credit impaired | Accumulated impairment | Other warehouses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3,441	€ 3,122